GOODWILL AND INTANGIBLE ASSETS - Rollforward of Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Intangible Assets [Roll Forward]
Intangible assets at beginning of period	$ 347,512	$ 357,270
Additions	414	20
Intangible Assets Disposed of	(8,047)
Amortization	(7,556)	(10,198)	$ (10,893)
Foreign exchange impact and other	(805)	420
Intangible assets at end of period	$ 331,518	$ 347,512	$ 357,270